Investment in joint venture	12 Months Ended
Mar. 31, 2018
Investment in joint venture
Investment in joint venture

14. Investment in joint venture

        The Group entered into an agreement with Snow Leopard Pvt. Ltd (SLA) on September 28, 2012 to set up a joint venture company Adventure and Nature Network Private Limited (ANN) to do business in adventure travel, having its principal place of business in India.

        Group contributed on March 31, 2018: Nil (March 31, 2017: 3,000 and March 31, 2016: INR 7,800) to maintain its 50% stake in the joint venture company. Both Group and SLA have equal right in management of ANN requiring unanimous decision in board meetings and shareholder's meetings.

        Investment in joint venture is accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summarized statement of financial position of ANN:

	March 31,
	2017	2018
Current assets, including cash and cash equivalents INR 4,614 (March 31, 2017: INR 1,134)	2,406	6,686
Non-current assets	294	314
Current liabilities	(16,650)	(41,973)
Non-current liabilities	(130)	(227)

Equity	(14,080)	(35,200)

Group's carrying amount of the investment	(7,040)	(17,600)

Transferred to other liabilities (refer to Note 38)	7,040	17,600

Net carrying amount of investment	—	—

Summarized statement of profit or loss of ANN:

	March 31,
	2016	2017	2018
Revenue	1,870	5,491	12,181
Administrative expenses, including depreciation INR 173 (March 31, 2017: INR 3,401 and March 31, 2016: INR 6,162)	(25,464)	(24,359)	(33,215)
Finance cost	(11)	(13)	(84)

Loss before tax	(23,605)	(18,881)	(21,118)
Income tax expense	—	—	—

Loss for the year	(23,605)	(18,881)	(21,118)

Group's share of loss for the year	(11,802)	(9,441)	(10,559)

        The joint venture had no other contingent liabilities or capital commitments as at March 31, 2018 and March 31, 2017. ANN can't distribute its profits without the consent from the two venture partners.